Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 10,381	$ 8,027
Investments in equity shares and funds	3,764	3,971
Other investments, including loans	2,899	2,839
Trade and other financial receivables	3,286	2,938
Trade and other financial payables	(5,847)	(5,398)
Net assets	51,903	45,242
Provisionally priced receivables recognised relating to sales contracts	1,671	1,040
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	10,381	8,027
Investments in equity shares and funds	75	61
Other investments, including loans	2,899	2,839
Trade and other financial receivables	3,286	2,938
Financial assets (excluding derivative assets)
Forward contracts and option contracts: designated as hedges(f) (Section B)	53	42
Forward contracts and option contracts, not designated as hedges	180	120
Derivatives related to net debt	248	(147)
Trade and other financial payables	(5,847)	(5,398)
Net assets	11,275	8,482
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,411	5,320
Investments in equity shares and funds	35	26
Other investments, including loans	2,563	2,607
Trade and other financial receivables	5	15
Financial assets (excluding derivative assets)
Forward contracts and option contracts: designated as hedges(f) (Section B)	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	9,014	7,968
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,802	1,122
Financial assets (excluding derivative assets)
Forward contracts and option contracts: designated as hedges(f) (Section B)	7	0
Forward contracts and option contracts, not designated as hedges	69	25
Derivatives related to net debt	248	(147)
Trade and other financial payables	(30)	(57)
Net assets	2,096	943
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Investments in equity shares and funds	40	35
Other investments, including loans	198	211
Trade and other financial receivables	0	0
Financial assets (excluding derivative assets)
Forward contracts and option contracts: designated as hedges(f) (Section B)	46	42
Forward contracts and option contracts, not designated as hedges	111	95
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	395	383
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,970	2,707
Investments in equity shares and funds	0	0
Other investments, including loans	138	21
Trade and other financial receivables	1,479	1,801
Financial assets (excluding derivative assets)
Forward contracts and option contracts: designated as hedges(f) (Section B)	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	(5,817)	(5,341)
Net assets	$ (230)	$ (812)